Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 5 – BUSINESS COMBINATION

On June 5, 2025, the Company entered into a convertible loan agreement (the “Twine Convertible Loan Agreement”) with Twine pursuant to which the Company provided Twine with a convertible loan in the amount of USD 1,740 thousand (the “Twine CLA Loan Amount”). The Twine CLA Loan Amount bore interest at the rate of 8% per annum and could not be repaid in whole or in part by Twine prior to its maturity date in November 2025, without the Company’s prior written consent. Pursuant to the Twine Convertible Loan Agreement, when the Company consummated the Acquisition transaction prior to the Twine Maturity Date (such date, the “Twine Conversion Date”), the Company had the option to either (i) leave the Twine CLA Loan Amount outstanding until Twine Maturity Date, on which date Twine would repay the Twine CLA Loan Amount in full plus interest or (ii) convert the Twine CLA Loan Amount into Series BB Preferred Shares of Twine (the “Twine Conversion Shares”), at a conversion price of $0.02079 per Twine Conversion Share (the “Twine Conversion Price”). The Company elected to convert the Twine CLA Loan Amount.

On June 5, 2025, the Company also entered into a convertible loan agreement (the “D.B.W. Convertible Loan Agreement”) with D.B.W. Holdings (2005) Ltd. (the “Lender”) pursuant to which the Lender provided the Company with a convertible loan in the amount of USD 870 thousand (the “D.B.W. CLA Loan Amount”). The D.B.W. CLA Loan Amount bore interest at the rate of 8% per annum, had a maturity date of May 30, 2027 (the “D.B.W. Maturity Date”) and could be repaid in whole or in part at any time by the Company. The closing of the transaction contemplated by the D.B.W. Convertible Loan Agreement was June 10, 2025, with proceeds used for funding the Twine CLA Loan Amount. The Company used the D.B.W. CLA Loan Amount to provide funding to Twine pursuant to the Twine Convertible Loan Agreement. Pursuant to the D.B.W. Convertible Loan Agreement, following the Closing, the outstanding D.B.W. CLA Loan Amount was automatically converted into the Company’s ADSs (the “D.B.W. Conversion Shares”), at a conversion price of $56.00 per ADS (the “D.B.W. Conversion Price”).

On June 5, 2025, the Company also entered into a securities purchase agreement with Gefen Capital Investments LP for a private placement of 15,536 ADSs at $56.00 per ADS, raising gross proceeds of USD 870 thousand. The placement closed on June 10, 2025, with proceeds used for funding the Twine CLA Loan.

On September 21, 2025, the Company entered into a binding securities purchase agreement (“SPA”) to acquire Twine (the “Acquisition”).

On October 31, 2025, (the “Closing”), the Company consummated the transactions contemplated by the SPA, to purchase Twine. Pursuant to the terms and subject to the conditions contained in the SPA, including approval of a general meeting of the Company’s shareholders by the requisite majority, upon the Closing the Company acquired the entire fully-diluted equity of Twine, in return for which the Company issued 158,465 ADSs and 145,355 prefunded milestone warrants (“Prefunded Warrants”) to purchase ADSs (together, the “SPA ADSs”) to Twine securityholders, together representing after such issuance and theoretical exercise thereof, 20.2% of the issued and outstanding share capital of the Company.

The Prefunded Warrants may be exercised upon the achievement of certain defined milestones within a period of up to 10 years from its date of issuance, and may also be exercised beforehand, to the extent that the holder holds less than 24.99% of the issued and outstanding share capital of the Company.

In connection with the Closing, the Company issued restricted share units to Twine employees, and two Twine nominees were appointed to the Company’s Board of Directors. These directors resigned from the Board of Directors in 2026.

The Acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations, with the Company identified as the accounting acquirer.

The primary reasons for the Acquisition were to expand the Company’s technological capabilities, accelerate product development, and strengthen the Company’s competitive position in its core markets.

Preliminary Purchase Price Allocation (“PPA”)

The fair value of the consideration is based on valuation made by a third-party appraiser as of the Closing date.

The aggregate purchase consideration is as follows:

Preliminary Aggregate Purchase Consideration	(USD thousands)
ADS (i)	$504
Prefunded Warrants (ii)	$461
Total Acquisition Consideration	965

i.	158,465 ADSs, totaling approximately USD 504 thousand based on a fair value of $3.18 per ADS at the Closing date.

ii.	145,355 Prefunded Warrants to purchase up to 145,355 ADSs, at an exercise price of $0.01 per ADS issued at the Closing, totaling approximately USD 461 thousand.

In addition, upon closing of the acquisition, the convertible loan together with accrued interest through October 31, 2025, as described above, in the amount of USD 1,793 thousand, was converted.

The allocation of the consideration to the assets acquired and liabilities assumed based on management’s estimate of fair values at the Closing date as follows:

Preliminary Aggregate Purchase Consideration Allocation	(USD thousands)
Convertible Loan	(1,793)
Cash and Cash Equivalents	181
Trade Receivables	9
Other Receivables	57
Inventory	794
Restricted Deposits	112
Rights of Use Assets	299
Fixed Assets	199
Restricted Cash	80
Trade Payables	(2,420)
Accounts Payables and Accruals	(2,565)
Current Maturities of Bank Loans	(175)
Short-term Lease Liabilities	(252)
Bank Loans	(1,145)
Long-term Lease Liabilities	(87)
Intangible Assets:
Technology	2,481
Goodwill	5,190
Total purchase price consideration	965

The excess of cost over the Company’s share of net assets was USD 5,190 thousand at October 31, 2025. The goodwill is attributable to the synergies that were expected to arise from the acquisition. For tax purposes, the goodwill was not expected to be deductible.

The estimated useful life of the intangible asset (in years) is as follows:

Estimated Useful Life
Technology	10

●	The identifiable intangible asset acquired consisted of developed technology with an estimated useful life of 10 years. The Company amortizes the fair value of this intangible asset based on the discounted free cash flow over its useful life.

The consolidated statement of comprehensive loss includes the following revenue and net loss attributable to Twine in 2025:

Year ended
December 31, 2025
(in thousand)
Revenues	$248
Net loss	$(830)

Transaction costs incurred in connection with the acquisition amounted to approximately USD 306 thousand, consisting of legal, accounting, and other professional fees. Of the total, USD 9 thousand related directly to the issuance of SPA ADSs classified as equity and were recorded as a reduction to Additional Paid-In Capital.